ALPS ETF TRUST

SUPPLEMENT DATED OCTOBER 15, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2019,

AS SUPPLEMENTED FROM TIME TO TIME

The table under the “Management - Trustees and Officers - Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bradley Swenson, 1972	President	Since June 2019	Mr. Swenson joined ALPS in 2004 and currently serves as President of ALPS Fund Services, Inc. ("AFS") (since 2019) and also Chief Operating Officer of AFS (since 2015). He also currently serves as President of Clough Global Opportunities Fund, Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Funds Trust, Financial Investors Trust, Reaves Utility Income Fund and ALPS Series Trust. From 2004-2015, Mr. Swenson served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain investment companies. Mr. Swenson graduated from the University of Minnesota with a B.S. in Accounting and is registered with FINRA, holding a Series 6, 26 and 27. Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Matthew Sutula, 1985	Interim Chief Compliance Officer (“CCO”)	Since September 2019	Mr. Sutula joined ALPS in 2012 and currently serves as interim Chief Compliance Officer of ALPS Advisors, Inc. (“AAI”). Prior to his current role, Mr. Sutula served as Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for ALPS Fund Services, Inc. Prior to joining ALPS, he spent seven years at Morningstar, Inc. in various analyst roles supporting the registered investment company databases. Because of his position with ALPS, Mr. Sutula is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Sutula is also Interim Chief Compliance Officer of Principal Real Estate Income Fund, ALPS Variable Investment Trust, RiverNorth Opportunities Fund, Inc., Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Kathryn Burns, 1976	Treasurer	Since September 2018	Ms. Burns serves as Vice President, Director of Fund Operations of AAI since 2018. From 2013 to 2018, she served as Vice President and Fund Controller at ALPS Fund Services. Prior to joining ALPS, she worked at Old Mutual Capital where she served as Vice President and Chief Compliance Officer (2010 – 2012) and Regulatory Reporting Manager and Assistant Treasurer to the Old Mutual Funds Trusts (2006 – 2012). She also served as a CPA for PricewaterhouseCoopers LLP. Because of her position with AAI, Ms. Burns is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Burns also serves as Treasurer of Boulder Growth & Income Fund, Inc. and as President of ALPS Variable Investment Trust, Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc.
Richard C. Noyes, 1970	Secretary	Since September 2019	Mr. Noyes joined ALPS in 2015 and is Senior Vice President and General Counsel of ALPS. Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC. Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act.
Sharon Akselrod, 1974	Assistant Secretary	Since December 2016	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of Financial Investors Trust and Clough Funds Trust.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE